Average Annual Total Returns	12 Months Ended	60 Months Ended	70 Months Ended		120 Months Ended	124 Months Ended	787 Months Ended
	Dec. 31, 2025	Dec. 31, 2025	Dec. 31, 2025		Dec. 31, 2025	Dec. 31, 2025	Dec. 31, 2025
Russell 3000® Index (reflects no deduction for fees, expenses, or taxes) [Member]
Prospectus [Line Items]
Average Annual Return, Percent	17.15%	13.15%	21.42%	[1]	14.29%
Russell 2000® Growth Index (reflects no deduction for fees, expenses, or taxes) [Member]
Prospectus [Line Items]
Average Annual Return, Percent	13.01%	3.18%	16.57%	[1]	9.57%
Lipper Mid-Cap Growth Funds Index [Member]
Prospectus [Line Items]
Average Annual Return, Percent	3.77%	1.73%	13.15%	[1]	9.85%
T. Rowe Price New Horizons Fund, Inc. - Investor Class
Prospectus [Line Items]
Average Annual Return, Percent	3.15%	(2.12%)			11.15%
Performance Inception Date							Jun. 03, 1960
T. Rowe Price New Horizons Fund, Inc. - Investor Class | After Taxes on Distributions
Prospectus [Line Items]
Average Annual Return, Percent	0.55%	(3.84%)			8.78%
T. Rowe Price New Horizons Fund, Inc. - Investor Class | After Taxes on Distributions and Sales
Prospectus [Line Items]
Average Annual Return, Percent	3.69%	(1.64%)			8.78%
T. Rowe Price New Horizons Fund, Inc. - I Class
Prospectus [Line Items]
Average Annual Return, Percent	3.29%	(2.00%)			11.29%
Performance Inception Date						Aug. 28, 2015
T. Rowe Price New Horizons Fund, Inc. - Z Class
Prospectus [Line Items]
Average Annual Return, Percent	3.96%	(1.35%)	11.66%
Performance Inception Date			Mar. 16, 2020

[1]	Return since 3/16/20.